Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Charterer A
Major customer percentage	21.00%	17.00%	14.00%
Charterer B
Major customer percentage			10.00%
Charterer C
Major customer percentage		14.00%
Charterer D
Major customer percentage	11.00%